Business Combination and Recapitalization (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Recapitalization
Schedule of common stock following the consummation of business combination

The following table details the number of shares of Company Common Stock issued immediately following the consummation of the Business Combination:

Number of
Shares
Common stock of HSAC2, outstanding prior to the Business Combination	6,762,117
Less: Redemption of HSAC2 shares	(1,597,888)
Common stock held by former HSAC2 shareholders	5,164,229
HSAC2 sponsor shares	4,450,000
Shares issued related to Backstop Agreement	1,808,512
Total shares outstanding prior to issuance of merger consideration to Legacy Orchestra stockholders	11,422,741
Shares issued to Legacy Orchestra stockholders – Company Common Stock(1)	20,191,338
Total shares of Company Common Stock immediately after Business Combination(2)	31,614,079
(1)	The number of shares of common stock issued to Legacy Orchestra equity holders was determined based on (i) 2,522,214 shares of Legacy Orchestra Common Stock outstanding immediately prior to the closing of the Business Combination converted based on the Exchange Ratio and
(ii) 35,694,179 shares of Legacy Orchestra Preferred Stock outstanding immediately prior to the closing of the Business Combination converted based on the Exchange Ratio. All fractional shares were rounded down.
(2)	Excludes 8,000,000 shares of Company Common Stock issued or to be issued based on satisfaction of the Initial Milestone Event and the Final Milestone Event. On April 12, 2023, the Initial Milestone Event was achieved, and each Earnout Participant was issued their Pro Rata Portion (as such term is defined in the Merger Agreement) of 4,000,000 shares of Company Common Stock, resulting in a total of 3,999,987 shares of Company Common Stock being issued due to rounding.

Schedule of reconciliation of business combination to statement of changes in stockholders equity

The following table reconciles the elements of the Business Combination to the Company’s condensed consolidated statement of changes in stockholders’ equity (deficit) (in thousands):

Amount
Cash – HSAC2’s trust (net of redemption)	$51,915
Cash – Backstop Agreement	18,085
Gross proceeds	70,000
Less: HSAC2 and Legacy Orchestra transaction costs paid	(15,698)
Effect of Business Combination, net of redemptions and transaction costs	$54,302